Cover	Jan. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 08, 2026
Entity File Number	001-34260
Entity Registrant Name	ENLIGHTIFY INC.
Entity Central Index Key	0000857949
Entity Tax Identification Number	36-3526027
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3rd Floor, Borough A, Block A
Entity Address, Address Line Two	No. 181, South Taibai Road,
Entity Address, Address Line Three	Xi’an
Entity Address, City or Town	Shaanxi province
Entity Address, Country	CN
Entity Address, Postal Zip Code	710065
Local Phone Number	+86-29-88266368
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ENFY
Entity Emerging Growth Company	false